Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $4.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.10%
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $471.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $545.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator Growth-100 Power Buffer ETF™ - August | Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $400.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)